Note A - The Company and Summary of Significant Accounting Policies (Details) - Estimated Useful Lives For Depreciation and Amortization	12 Months Ended
Dec. 31, 2012
Equipment [Member] | Minimum [Member]
Equipment and leasehold improvements
Property, Plant, and Equipment Estimated Useful life	3 years
Equipment [Member] | Maximum [Member]
Equipment and leasehold improvements
Property, Plant, and Equipment Estimated Useful life	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Equipment and leasehold improvements
Property, Plant, and Equipment Estimated Useful life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Equipment and leasehold improvements
Property, Plant, and Equipment Estimated Useful life	5 years
Computer Software, Intangible Asset [Member]
Equipment and leasehold improvements
Property, Plant, and Equipment Estimated Useful life	3 years
Minimum [Member]
Equipment and leasehold improvements
Leasehold improvements	life or lease term